Taxes on Income (Details) - Schedule of Statutory Income Tax Rate to Effective Income Tax Rate - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Statutory Income Tax Rate to Effective Income Tax Rate [Abstract]
Loss before taxes on income	$ (4,566)	$ (2,207)	$ (1,561)
Statutory tax rate	23.00%	23.00%	23.00%
Tax (tax benefit) computed at the statutory tax rate	$ (1,050)	$ (508)	$ (359)
Tax rate differences applicable to subsidiaries	(46)	(110)	(78)
Tax losses and timing differences for which deferred taxes were not recognized	1,128	612	416
Taxes on income	$ 32	$ (6)	$ (21)